                                                               File No. 33-62284
                                                                        811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
      Pre-Effective Amendment No.                                      /   /


   Post-Effective Amendment No. 19                                     / X /


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /
      Amendment No.                                                    /   /
                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                             Jones & Blouch L.L.P.
                                 Suite 410 East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---


       X      on August 1, 2002 pursuant to paragraph (b)
      ---


              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:

      --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT B

N-4 Item               Caption in Prospectus
--------               ---------------------
   1                   Cover Page

   2                   Glossary of Special Terms

   3                   Not applicable

   4                   Not applicable

   5                   The Ohio National Companies

   6                   Deductions and Expenses

   7                   Description of Variable Annuity Contracts

   8                   Annuity Period

   9                   Death Benefit

   10                  Accumulation Period

   11                  Surrender and Partial Withdrawal

   12                  Federal Tax Status

   13                  Not applicable

   14                  Table of Contents

                       Caption in Statement of Additional
                       Information

   15                  Cover Page

   16                  Table of Contents

   17                  Not applicable

   18                  Custodian
                       Independent Certified Public Accountants

   19                  See Prospectus (Distribution of Variable Annuity Contracts)

   20                  Underwriter

   21                  Calculation of Money Market Subaccount Yield
                       Total Return

   22                  See Prospectus (Annuity Period)

   23                  Financial Statements

                       Caption in Part C
                       -----------------

   24                  Financial Statements and Exhibits

   25                  Directors and Officers of the Depositor

   26                  Persons Controlled by or Under Common Control with the
                       Depositor or Registrant

   27                  Number of Contractowners

   28                  Indemnification

   29                  Principal Underwriter

   30                  Location of Accounts and Records

   31                  Not applicable

   32                  Undertakings and Representations

                                     PART A


                                   PROSPECTUS

                                   PROSPECTUS

                            SINGLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.


You may direct the allocation of your purchase payment to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., PIMCO Variable Insurance Trust, Strong Variable Insurance Funds, Inc. and Variable Insurance Products Fund (Fidelity). See page 3 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FORM V-4822                      AUGUST 1, 2002

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      4
Accumulation Unit Values.................      9
  Financial Statements...................     15
Ohio National............................     16
  Ohio National Life.....................     16
  Ohio National Variable Accounts A and
     B...................................     16
  The Funds..............................     16
  Mixed and Shared Funding...............     17
  Voting Rights..........................     17
Distribution of Variable Annuity
  Contracts..............................     17
Deductions and Expenses..................     18
  Surrender Charge.......................     18
  Deduction for Administrative
     Expenses............................     18
  Deduction for Risk Undertakings........     18
  Transfer Fee...........................     19
  Deduction for State Premium Tax........     19
  Fund Expenses..........................     19
Description of Variable Annuity
  Contracts..............................     19
  Free Look..............................     19
Accumulation Period......................     19
  Purchase Payment.......................     19
  Accumulation Units.....................     19
  Crediting Accumulation Units...........     19
  Allocation of Purchase Payment.........     20
  Accumulation Unit Value and Contract
     Value...............................     20
  Net Investment Factor..................     20
  Surrender and Withdrawal...............     20
  Transfers among Subaccounts............     21
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     21
  Electronic Access......................     22
  Death Benefit..........................     22
  Guaranteed Account.....................     22
  Ohio National Life Employee Discount...     23
Annuity Period...........................     23
  Annuity Payout Date....................     23
  Annuity Options........................     23
  Determination of Amount of the First
     Variable Annuity Payment............     24
  Annuity Units and Variable Payments....     24
  Transfers during Annuity Payout........     25
Other Contract Provisions................     25
  Assignment.............................     25
  Reports and Confirmations..............     25
  Substitution for Fund Shares...........     25
  Contract Owner Inquiries...............     26
  Performance Data.......................     26
Federal Tax Status.......................     26
  Tax-Deferred Annuities.................     28
  Qualified Pension or Profit-Sharing
     Plans...............................     28
  Withholding on Distribution............     29
  Individual Retirement Annuities
     (IRAs)..............................     29
IRA Disclosure Statement.................     30
  Free Look Period.......................     30
  Eligibility Requirements...............     30
  Contributions and Deductions...........     30
  IRA for Non-working Spouse.............     31
  Rollover Contribution..................     32
  Premature Distributions................     32
  Distribution at Retirement.............     32
  Inadequate Distributions -- 50% Tax....     33
  Death Benefits.........................     33
  Roth IRAs..............................     33
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     34
  Reporting to the IRS...................     34
Illustration of IRA Fixed
  Accumulations..........................     34
Statement of Additional Information
  Contents...............................     35


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                         ADVISER (SUBADVISER)
Equity Portfolio                                 (Legg Mason Funds Management, Inc.)
Money Market Portfolio                           Ohio National Investments, Inc.
Bond Portfolio                                   Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)        (Suffolk Capital Management, LLC)
International Portfolio                          (Federated Global Investment Management
International Small Company Portfolio            Corp.)
Capital Appreciation Portfolio                   (Federated Global Investment Management
Discovery (formerly called Small Cap)            Corp.)
Portfolio                                        (Jennison Associates LLC)
Aggressive Growth Portfolio                      (Founders Asset Management LLC)
Core Growth Portfolio                            (Janus Capital Management LLC)
Growth & Income Portfolio                        (Pilgrim Baxter & Associates, Ltd.)
Capital Growth Portfolio                         (RS Investment Management Co. LLC)
S&P 500 Index Portfolio                          (RS Investment Management Co. LLC)
Social Awareness Portfolio                       Ohio National Investments, Inc.
High Income Bond Portfolio                       Ohio National Investments, Inc.
                                                 (Federated Investment Counseling)

FORM V-4822


Equity Income Portfolio                          (Federated Investment Counseling)
Blue Chip Portfolio                              (Federated Investment Counseling)
Nasdaq-100 Index Portfolio                       Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)             (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap           (Suffolk Capital Management, LLC)
stocks)




THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios                 (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                  (First Trust Advisors L.P.)

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund             Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund              Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund                Goldman Sachs Asset Management

JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                 Janus Capital Management LLC
Worldwide Growth Portfolio                       Janus Capital Management LLC
Balanced Portfolio                               Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio              Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio              J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                              Lazard Asset Management
Emerging Markets Portfolio                       Lazard Asset Management

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series                Massachusetts Financial Services Company
MFS Mid Cap Growth Series                        Massachusetts Financial Services Company
MFS New Discovery Series                         Massachusetts Financial Services Company
MFS Total Return Series                          Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications Portfolio       Pilgrim Baxter & Associates, Ltd.

PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio                            Pacific Investment Management Company LLC
Total Return Portfolio                           Pacific Investment Management Company LLC
Global Bond Portfolio                            Pacific Investment Management Company LLC
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                    Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                     Strong Capital Management, Inc.

VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value fund)       Fidelity Management & Research Company
VIP Mid Cap Portfolio                            Fidelity Management & Research Company
VIP Growth Portfolio                             Fidelity Management & Research Company


FORM V-4822

                                   FEE TABLE

                                                              CONTRACT YEAR
                                                              OF SURRENDER     PERCENTAGE
             CONTRACTOWNER TRANSACTION EXPENSES               OR WITHDRAWAL     CHARGED
             ----------------------------------               -------------    ----------
Deferred Sales Load (as a percentage of amount withdrawn or
surrendered)                                                        1              6%
                                                                    2              5%
                                                                    3              4%
                                                                    4              3%
                                                                    5              2%
                                                                    6              1%
                                                               7 and later         0%

Exchange (transfer) Fee  $3 (currently no charge for the first 4 transfers per year)

VAA AND VAB ANNUAL EXPENSES (as a percentage of average
  variable account value)
Mortality and Expense Risk Fees***                              0.65%
Administrative Expenses                                         0.25%
                                                                ----
Total VAA and VAB Annual Expenses                               0.90%

*** The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. We agree that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

FUND ANNUAL EXPENSES (as a percentage of the Fund's average net assets)

                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12B-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                 0.30%          0.00%         0.12%         0.42%          0.04%          0.38%
  Equity                        0.80%          0.00%         0.13%         0.93%          0.00%          0.93%
  Bond                          0.62%          0.00%         0.13%         0.75%          0.00%          0.75%
  Omni                          0.58%          0.00%         0.18%         0.76%          0.00%          0.76%
  S&P 500 Index                 0.37%          0.00%         0.15%         0.52%          0.00%          0.52%
  International*                0.88%          0.00%         0.37%         1.25%          0.05%          1.20%
  International Small
     Company                    0.98%          0.00%         0.81%         1.79%          0.00%          1.79%
  Capital Appreciation          0.80%          0.00%         0.13%         0.93%          0.00%          0.93%
  Discovery                     0.79%          0.00%         0.17%         0.96%          0.00%          0.96%
  Aggressive Growth             0.78%          0.00%         0.26%         1.04%          0.00%          1.04%
  Core Growth                   0.90%          0.00%         0.28%         1.18%          0.00%          1.18%
  Growth & Income               0.85%          0.00%         0.15%         1.00%          0.00%          1.00%
  Capital Growth                0.89%          0.00%         0.17%         1.06%          0.00%          1.06%
  Social Awareness              0.59%          0.00%         0.72%         1.31%          0.00%          1.31%
  High Income Bond              0.75%          0.00%         0.40%         1.15%          0.00%          1.15%
  Equity Income                 0.75%          0.00%         0.28%         1.03%          0.00%          1.03%
  Blue Chip                     0.90%          0.00%         0.30%         1.20%          0.00%          1.20%
  Nasdaq-100 Index*             0.75%          0.00%         0.30%         1.05%          0.30%          0.75%
  Bristol                       0.80%          0.00%         0.40%**       1.20%**        0.00%          1.20%**
  Bryton Growth                 0.85%          0.00%         0.45%**       1.30%**        0.00%          1.30%**

FORM V-4822

                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12B-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
DOW TARGET VARIABLE FUND
  LLC:
  Dow Target 10*                0.60%          0.00%         2.04%         2.64%          1.04%          1.60%
  Dow Target 5*                 0.60%          0.00%         3.80%         4.40%          2.80%          1.60%
GOLDMAN SACHS VARIABLE
  INSURANCE TRUST:
  Goldman Sachs Growth and
     Income*                    0.75%          0.00%         0.42%         1.17%          0.17%          1.00%
  Goldman Sachs CORE U.S.
     Equity*                    0.70%          0.00%         0.12%         0.82%          0.01%          0.81%
  Goldman Sachs Capital
     Growth*                    0.75%          0.00%         0.94%         1.69%          0.69%          1.00%
JANUS ASPEN SERIES (SERVICE
  SHARES):
  Growth                        0.65%          0.25%         0.01%         0.91%          0.00%          0.91%
  Worldwide Growth              0.65%          0.25%         0.04%         0.94%          0.00%          0.94%
  Balanced                      0.65%          0.25%         0.01%         0.91%          0.00%          0.91%
J.P. MORGAN SERIES TRUST
  II:
  J.P. Morgan Mid Cap
     Value*                     0.70%          0.00%         9.92%        10.62%          9.62%          1.00%
  J.P. Morgan Small Company     0.60%          0.00%         0.55%         1.15%          0.00%          1.15%
LAZARD RETIREMENT SERIES,
  INC.:
  Small Cap*                    0.75%          0.25%         0.67%         1.67%          0.42%          1.25%
  Emerging Markets*             1.00%          0.25%         2.96%         4.21%          2.61%          1.60%
MFS VARIABLE INSURANCE
  TRUST:
  MFS Investors Growth
     Stock                      0.75%          0.25%         0.17%         1.17%          0.00%          1.17%
  MFS Mid Cap Growth*           0.75%          0.25%         0.20%         1.20%          0.05%          1.15%
  MFS New Discovery*            0.90%          0.25%         0.19%         1.34%          0.03%          1.31%
  MFS Total Return              0.75%          0.25%         0.14%         1.14%          0.00%          1.14%
PBHG INSURANCE SERIES FUND,
  INC.:
  PBHG Technology &
     Communications             0.85%          0.00%         0.20%         1.05%          0.00%          1.05%
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                   0.25%          0.15%         0.27%         0.67%          0.01%          0.66%
  Total Return                  0.25%          0.15%         0.26%         0.66%          0.01%          0.65%
  Global Bond                   0.25%          0.15%         0.78%         1.18%          0.28%          0.90%
STRONG VARIABLE INSURANCE
  FUNDS, INC.:
  Strong Mid Cap Growth II*     0.75%          0.00%         0.65%         1.40%          0.20%          1.20%
  Strong Opportunity II*        0.75%          0.00%         0.65%         1.40%          0.30%          1.10%
VARIABLE INSURANCE PRODUCTS
  FUND (FIDELITY):
  VIP Contrafund                0.58%          0.25%         0.11%         0.94%          0.00%          0.94%
  VIP Mid Cap                   0.58%          0.25%         0.11%         0.94%          0.00%          0.94%
  VIP Growth                    0.58%          0.25%         0.10%         0.93%          0.00%          0.93%


 * The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The investment advisers could reduce or eliminate these waivers or reimbursements at any time.

** Estimated expenses.

FORM V-4822

EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                               $70     $ 82     $ 94     $159
  Equity                                                       74       97      120      215
  Bond                                                         73       92      111      195
  Omni                                                         73       92      112      197
  S&P 500 Index                                                71       85       99      170
  International*                                               77      105      134      243
  International Small Company                                  83      122      163      302
  Capital Appreciation                                         74       97      120      215
  Discovery                                                    75       98      122      218
  Aggressive Growth                                            76      100      126      226
  Core Growth                                                  77      105      133      241
  Social Awareness                                             75       99      124      222
  Growth & Income                                              76      101      127      229
  Capital Growth                                               78      108      139      254
  High Income Bond                                             77      104      131      238
  Equity Income                                                75      100      125      225
  Blue Chip                                                    77      105      134      243
  Nasdaq-100 Index*                                            76      101      126      227
  Bristol**                                                    77      105       --       --
  Bryton Growth**                                              78      108       --       --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                               81      117      153      284
  Dow Target 5*                                                81      117      153      284
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                             75       99      124      222
  Goldman Sachs CORE U.S. Equity*                              73       94      114      202
  Goldman Sachs Capital Growth*                                75       99      124      222
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                       74       97      119      213
  Worldwide Growth                                             75       98      121      216
  Balanced                                                     74       97      119      213
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                   75       99      124      222
  J.P. Morgan Small Company                                    77      104      131      238
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   78      107      136      248
  Emerging Markets*                                            81      117      153      284
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                   77      104      132      240
  MFS Mid Cap Growth*                                          77      104      131      238
  MFS New Discovery*                                           78      108      139      254
  MFS Total Return                                             76      103      131      237
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                             76      101      126      227
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                  72       89      106      186
  Total Return                                                 72       89      106      185
  Global Bond                                                  74       96      119      212


FORM V-4822

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                    77      105      134      243
  Strong Opportunity II*                                       76      102      129      233
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                               75       98      121      216
  VIP Mid Cap                                                  75       98      121      216
  VIP Growth                                                   74       97      120      215

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                               $13      $42     $ 72     $159
  Equity                                                       19       58       99      215
  Bond                                                         17       52       90      195
  Omni                                                         17       52       90      197
  S&P 500 Index                                                14       45       78      170
  International*                                               21       66      113      243
  International Small Company                                  27       84      142      302
  Capital Appreciation                                         19       58       99      215
  Discovery                                                    19       58      101      218
  Aggressive Growth                                            20       61      105      226
  Core Growth                                                  21       65      112      241
  Social Awareness                                             19       60      103      222
  Growth & Income                                              20       62      106      229
  Capital Growth                                               22       69      118      254
  High Income Bond                                             21       64      110      238
  Equity Income                                                20       61      104      225
  Blue Chip                                                    21       66      113      243
  Nasdaq-100 Index*                                            20       61      105      227
  Bristol**                                                    21       66       --       --
  Bryton Growth**                                              22       69       --       --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                               25       78      133      284
  Dow Target 5*                                                25       78      133      284
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                             19       60      103      222
  Goldman Sachs CORE U.S. Equity*                              17       54       93      202
  Goldman Sachs Capital Growth*                                19       60      103      222
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                       18       57       98      213
  Worldwide Growth                                             19       58      100      216
  Balanced                                                     18       57       98      213
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                   19       60      103      222
  J.P. Morgan Small Company                                    21       64      110      238
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   22       67      115      248
  Emerging Markets*                                            25       78      133      284

FORM V-4822

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                   21       65      111      240
  MFS Mid Cap Growth*                                          21       64      110      238
  MFS New Discovery*                                           22       69      118      254
  MFS Total Return                                             21       64      110      237
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                             20       61      105      227
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                  16       49       85      186
  Total Return                                                 16       49       85      185
  Global Bond                                                  19       57       97      212
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                    21       66      113      243
  Strong Opportunity II*                                       20       63      108      233
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                               19       58      100      216
  VIP Mid Cap                                                  19       58      100      216
  VIP Growth                                                   19       58       99      215


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:


                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
OHIO NATIONAL FUND, INC.:
  Money Market                                                $ 70    $ 84     $ 97     $165
  International                                                 78     107      136      248
  Nasdaq-100 Index                                              78     110      141      258
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 91     146      203      381
  Dow Target 5                                                 107     194      281      522
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               77     104      132      240
  Goldman Sachs CORE U.S. Equity                                73      94      114      203
  Goldman Sachs Capital Growth                                  82     119      158      292
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                    162     642      502      838
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     81     119      157      290
  Emerging Markets                                             105     189      273      508
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                            77     105      134      243
  MFS New Discovery                                             78     109      141      257
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                   72      90      107      187
  Total Return                                                  72      89      106      186
  Global Bond                                                   77     105      133      241
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      79     111      144      264
  Strong Opportunity II                                         79     111      144      264


FORM V-4822

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
                                                              ----    -----    -----    -----
OHIO NATIONAL FUND, INC.:
  Money Market                                                $ 14    $ 43     $ 75     $165
  International                                                 22      67      115      248
  Nasdaq-100 Index                                              23      70      120      258
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 36     109      184      381
  Dow Target 5                                                  53     158      263      522
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               21      65      111      240
  Goldman Sachs CORE U.S. Equity                                17      54       93      203
  Goldman Sachs Capital Growth                                  26      81      138      292
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                    111     313      489      838
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     26      80      137      290
  Emerging Markets                                              51     153      255      508
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                            21      66      113      243
  MFS New Discovery                                             23      70      120      257
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                   16      50       86      187
  Total Return                                                  16      49       85      186
  Global Bond                                                   21      65      112      241
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      23      72      123      264
  Strong Opportunity II                                         23      72      123      264


The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994                    Ohio National Fund Capital Appreciation and
                               Discovery portfolios were added

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Core Growth,
                               Growth & Income and Social Awareness portfolios were added

FORM V-4822

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, Equity Income and Blue Chip portfolios, the
                               Dow Target Variable Funds, the Goldman Sachs
                               Variable Insurance Trust funds, the Janus Aspen
                               (Institutional Shares) portfolios, the Lazard
                               Retirement Series portfolios, the Strong Variable
                               Insurance Funds and the Van Kampen (formerly
                               Morgan Stanley) Universal Institutional Funds
                               U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio,
                               Janus Aspen Series Service Shares portfolios,
                               PBHG Technology & Communications portfolio and
                               Variable Insurance Products (Fidelity) portfolios were added

May 1, 2000                    Janus Aspen Series Institutional Shares
                               portfolios and Van Kampen Universal Institutional
                               Funds U.S. Real Estate portfolio were no longer available in new contracts

May 1, 2001                    Strong Multi Cap Value Fund II (formerly called
                               Strong Schafer Value Fund II) was no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added


August 1, 2002                 PIMCO Variable Insurance Trust portfolios were
                               added


OHIO NATIONAL FUND, INC.:

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------
Equity                                      1993            $10.00            $10.24          25,900        20,283
                                            1994             10.24             10.17         120,867       115,993
                                            1995             10.17             12.82         301,147       239,825
                                            1996             12.82             15.04         534,028       405,466
                                            1997             15.04             17.62         709,738       488,396
                                            1998             17.62             18.46         755,665       509,665
                                            1999             18.46             21.93         669,138       480,965
                                            2000             21.93             20.29         637,164       435,099
                                            2001             20.29             18.41         605,052       420,320


Money Market                                1993             10.00             10.05           5,554         1,204
                                            1994             10.05             10.35          95,638        56,892
                                            1995             10.35             10.84         136,205        34,285
                                            1996             10.84             11.30         149,846        74,056
                                            1997             11.30             11.80         179,630        72,534
                                            1998             11.80             12.32         298,676       163,872
                                            1999             12.32             12.83         203,404       109,471
                                            2000             12.83             13.52          99,266        69,764
                                            2001             13.52             13.91         135,493       119,581

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Bond                                        1993            $10.00            $ 9.91             378        19,364
                                            1994              9.91              9.45          10,472        75,521
                                            1995              9.45             11.13          64,973        97,129
                                            1996             11.13             11.44          82,917       101,403
                                            1997             11.44             12.39          95,905        98,784
                                            1998             12.39             12.92         163,496       133,933
                                            1999             12.92             12.88         152,433       110,307
                                            2000             12.88             13.51         107,769        77,325
                                            2001             13.51             14.52         129,082        76,526


Omni                                        1993             10.00             10.14          42,348        44,348
                                            1994             10.14             10.00         150,263       109,853
                                            1995             10.00             12.17         244,025       194,243
                                            1996             12.17             13.93         511,033       342,379
                                            1997             13.93             16.31         699,223       513,134
                                            1998             16.31             16.90         811,017       558,183
                                            1999             16.90             18.65         659,687       467,855
                                            2000             18.65             15.74         492,010       367,136
                                            2001             15.74             13.56         379,923       262,133


International                               1993             10.00             10.83          34,538        15,210
                                            1994             10.83             11.60         204,939       234,799
                                            1995             11.60             12.89         384,682       330,279
                                            1996             12.89             14.63         678,397       674,403
                                            1997             14.63             14.80         876,940       770,712
                                            1998             14.80             15.24         690,872       673,379
                                            1999             15.24             25.29         457,106       462,283
                                            2000             25.29             19.50         405,646       430,991
                                            2001             19.50             13.61         336,597       359,879


International Small Company                 1995             10.00             10.82          47,134        21,621
                                            1996             10.82             12.02         132,292       178,856
                                            1997             12.02             13.30         180,385       216,928
                                            1998             13.30             13.64         144,093       212,244
                                            1999             13.64             28.20         120,355       140,283
                                            2000             28.20             19.49         108,743       133,455
                                            2001             19.49             13.66          95,273       121,151


Capital Appreciation                        1994             10.00             10.39          52,732        34,382
                                            1995             10.39             12.63         211,756       136,612
                                            1996             12.63             14.48         383,878       243,883
                                            1997             14.48             16.54         454,490       333,645
                                            1998             16.54             17.36         464,528       358,863
                                            1999             17.36             18.31         386,713       304,647
                                            2000             18.31             23.87         281,873       212,034
                                            2001             23.87             25.95         269,879       214,554

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Discovery                                   1994            $10.00            $12.05          76,033        39,627
                                            1995             12.05             15.89         198,048       123,612
                                            1996             15.89             18.54         337,460       204,017
                                            1997             18.54             19.93         377,837       238,023
                                            1998             19.93             21.84         369,788       233,680
                                            1999             21.84             44.68         343,325       220,471
                                            2000             44.68             39.32         312,326       211,332
                                            2001             39.32             31.81         271,408       180,341


Aggressive Growth                           1995             10.00             12.61          41,681        39,115
                                            1996             12.61             12.59         118,818        80,875
                                            1997             12.59             14.04         139,155       110,592
                                            1998             14.04             15.01         138,327       111,021
                                            1999             15.01             15.73          98,740       108,828
                                            2000             15.73             11.33          90,624       101,820
                                            2001             11.33              7.66          80,930        86,473


Core Growth                                 1997             10.00              9.61         133,806        77,677
                                            1998              9.61             10.36          98,154        68,986
                                            1999             10.36             21.04         110,748        79,742
                                            2000             21.04             17.34         119,766        80,072
                                            2001             17.34             10.39          91,360        66,185


Growth & Income                             1997             10.00             13.54         150,510       142,565
                                            1998             13.54             14.37         314,342       223,832
                                            1999             14.37             23.10         408,286       283,664
                                            2000             23.10             21.00         392,942       287,494
                                            2001             21.00             18.11         363,743       256,915


S&P 500 Index                               1997             10.00             13.06         156,778       116,679
                                            1998             13.06             16.82         486,237       297,409
                                            1999             16.82             20.95         682,513       508,584
                                            2000             20.95             18.76         643,310       444,223
                                            2001             18.76             16.11         568,161       376,373


Social Awareness                            1997             10.00             12.45          18,947        15,468
                                            1998             12.45              9.57          48,417        24,327
                                            1999              9.57             11.17          26,824        15,602
                                            2000             11.17              9.65          19,612        11,546
                                            2001              9.65              7.67          16,390         8,009


Capital Growth                              1999             10.00             14.20          11,597         3,806
                                            2000             14.20             10.41          54,538        21,462
                                            2001             10.41              8.81          53,979        17,041

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Equity Income                               1999            $10.00            $10.92             179             0
                                            2000             10.92              9.47           9,822           438
                                            2001              9.47              8.27          11,174         1,690


High Income Bond                            2000             10.00              9.47           5,564         1,598
                                            2001              9.47              9.79           1,024         5,544


Blue Chip                                   2000             10.00             10.38             581         1,283
                                            2001             10.38              9.85           6,350           531


Nasdaq-100 Index                            2000             10.00              6.05          41,735        19,362
                                            2001              6.05              4.04          67,348        21,247

DOW TARGET VARIABLE FUND LLC:
Dow Target 10, November                     1999             10.00             10.10             660           720
                                            2000             10.10              9.47             227             0
                                            2001              9.47              9.26             214             0


Dow Target 10, December                     1999             10.00             10.01             484             0
                                            2000             10.01              9.88             438             0
                                            2001              9.88              9.71             388             0


Dow Target 5, March                         2000             10.00             13.55             642             0
                                            2001             13.55             12.82             642             0


Dow Target 5, August                        2001               N/A             11.91             703             0


Dow Target 5, October                       2001               N/A             12.73             761             0


Dow Target 5, November                      1999             10.00              9.96               0           727
                                            2000              9.96              8.56               0           727
                                            2001              8.56              8.68               0           727

Dow Target 5, December                      1999             10.00             10.01             792             0
                                            2000             10.01             10.62             792             0
                                            2001             10.62             10.98             792             0

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income               1999             10.00             10.51               0           437
                                            2000             10.51              9.92           1,461         1,195
                                            2001              9.92              8.92             916         1,902

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Goldman Sachs CORE U.S. Equity              1999            $10.00            $10.93           1,589         6,222
                                            2000             10.93              9.79           2,471         3,025
                                            2001              9.79              8.54           3,786         3,278


Goldman Sachs Capital Growth                2000             10.00             10.20           2,166           632
                                            2001             10.20              8.65           7,509           632

JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                      1999             10.00             11.66          44,858        27,443
                                            2000             11.66              9.88         174,803       128,603
                                            2001              9.88              7.37         149,573        92,363


Worldwide Growth                            1999             10.00             13.23          19,886        28,058
                                            2000             13.23             11.06         145,826       115,518
                                            2001             11.06              8.50         134,429        89,086


Balanced                                    1999             10.00             11.03          48,823         4,391
                                            2000             11.03             10.68         198,240        63,980
                                            2001             10.68             10.09         197,509        87,320

JANUS ASPEN SERIES SERVICE SHARES:
Growth                                      2000             10.00              8.10          36,713        11,968
                                            2001              8.10              6.03          67,858        17,149


Worldwide Growth                            2000             10.00              8.01          30,617        11,512
                                            2001              8.01              6.14          48,371        13,618


Balanced                                    2000             10.00              9.75          34,442        10,722
                                            2001              9.75              9.19          76,989        18,067

LAZARD RETIREMENT SERIES, INC.:
Small Cap                                   1999             10.00             10.54             299             0
                                            2000             10.54             12.65           1,113         2,010
                                            2001             12.65             14.87          20,065        15,301


Emerging Markets                            1999             10.00             12.52               0           157
                                            2000             12.52              8.92           1,167         1,575
                                            2001              8.92              8.39           1,047         1,418

PBHG INSURANCE SERIES FUND:
Technology & Communications                 2000             10.00              5.35          18,409        26,798
                                            2001              5.35              2.53          20,410        30,905

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                    1999            $10.00            $12.92           5,045         2,140
                                            2000             12.92             10.91          54,700        44,498
                                            2001             10.91              7.48          48,707        43,264


Strong Opportunity II                       2000             10.00             11.79          13,525         8,911
                                            2001             11.79             11.25          23,185        12,170


Strong Multi Cap Value II                   1999             10.00             10.29           1,392         1,392
                                            2000             10.29             10.99           3,752         3,506
                                            2001             10.99             11.34           2,201        19,922

VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                              2000             10.00              9.26           3,564           146
                                            2001              9.26              8.03          17,151         1,149


VIP Mid Cap                                 2000             10.00             11.18           8,811         5,968
                                            2001             11.18             10.69          29,783        16,420


VIP Growth                                  2000             10.00              8.48           5,624         5,604
                                            2001              8.48              6.90          18,402        10,268

MFS VARIABLE INSURANCE TRUST:
Investors Growth Stock                      2001             10.00             10.72             910             0


Mid Cap Growth                              2001             10.00             11.11              48           453


New Discovery                               2001             10.00             11.56               0           445


Total Return                                2001             10.00             10.26             537         2,045

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
U.S. Real Estate                            1999             10.00             10.15           1,072             0
                                            2000             10.15             13.00             259         1,969
                                            2001             13.00             14.16           1,196         3,205

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

FORM V-4822

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $9.4 billion and equity of approximately $800 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

FORM V-4822

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

FORM V-4822

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percent of the amount withdrawn. This percent varies with the contract year as follows:

 CONTRACT
   YEARS      PERCENTAGE
 --------     ----------
     1          6%
     2          5%
     3          4%
     4          3%
     5          2%
     6          1%
7 and later     0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

FORM V-4822

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX


Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENT

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS


Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.


CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase

FORM V-4822
payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

ALLOCATION OF PURCHASE PAYMENT

You may allocate your purchase payment among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA and VAB at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL


Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn. For example, if a withdrawal of $500 is requested during the first contract year and after you have received that year's "free" withdrawal of 10% of the contract value, we would pay you $500, but the total amount deducted from the accumulation value would be $531.91 (i.e., $531.91 x 6% = $31.91). Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. We will pay you within seven days after we receive your request. However, we may defer payment as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.


FORM V-4822

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because

FORM V-4822
greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive written notice of death. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

FORM V-4822

- any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of your purchase payment. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.


                                 ANNUITY PERIOD


ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that (except for Option 1(e), below) we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

  Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).
  Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
  Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
  Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

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  Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
  Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).
  Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

FORM V-4822

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary

FORM V-4822
approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

FORM V-4822

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

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TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

FORM V-4822

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM V-4822

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2002 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age

FORM V-4822

50 or older may make an additional IRA contribution of $500 per year from 2002 to 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

FORM V-4822

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

FORM V-4822

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

FORM V-4822

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $7,000 in 2002 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2002 (increasing $1,000 per year to an additional $5,000 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                         AGE 65                         AGE 70
                      GUARANTEED                     GUARANTEED                     GUARANTEED
                   SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
             ----------------------------   ----------------------------   ----------------------------
                                $2,000                         $2,000                         $2,000
                $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   ------------   -------------   ------------   -------------   ------------
     1         $    933        $ 1,895        $    933        $ 1,895        $    933        $ 1,895
     2            1,917          1,955           1,917          1,955           1,917          1,955
     3            2,933          2,006           2,933          2,006           2,933          2,006
     4            3,990          2,058           3,990          2,058           3,990          2,058
     5            5,089          2,116           5,089          2,116           5,089          2,116
     6            6,234          2,177           6,234          2,177           6,234          2,177
     7            7,435          2,240           7,435          2,240           7,435          2,240
     8            8,686          2,306           8,686          2,306           8,868          2,306
     9           10,069          2,529          10,069          2,529          10,069          2,529
    10           11,506          2,600          11,506          2,600          11,506          2,600
    15           19,604          3,001          19,604          3,001          19,604          3,001
    20           29,456          3,489          29,456          3,489          29,456          3,489
    25           41,442          4,082          41,442          4,082          41,442          4,082
    30           56,026          4,804          56,026          4,804          56,026          4,804
    35           73,769          5,683          73,769          5,683          73,769          5,683
    40           95,356          6,751          95,356          6,751          95,356          6,751
    45          121,620          8,051         121,620          8,051         121,620          8,051
    50          153,574          9,633         153,574          9,633         153,574          9,633
    55          192,451         11,558         192,451         11,558         192,451         11,558
    60          239,751         13,900         239,751         13,900         239,751         13,900
    65                                         297,298         16,748         297,298         16,748
    70                                         367,313         20,215         367,313         20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM V-4822

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-Sheltered Annuities (VAA only)
Financial Statements for Ohio National Life and VAA or VAB

FORM V-4822

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 2002


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") single purchase payment individual variable annuity contracts August 1, 2002.
To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.


                                Table of Contents


          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements ..............................................................   5




                                   "TOP PLUS"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's and VAB's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Accounts A or B and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

                              Aggregate           Retained
Year                         Commissions        Commissions
----                         -----------        -----------
2001                        $71,902,574         $9,756,149
2000                        $36,865,077         $6,236,346
1999                        $14,608,378         $2,619,496

For contracts issued by VAB, those amounts have been:

                             Aggregate           Retained
Year                        Commissions        Commissions
----                        -----------        -----------
2001                         $1,303,064          $176,807
2000                         $  605,953          $123,379
1999                         $  554,994          $ 99,518

CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2001, was 0.56%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.


In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2001 (assuming surrender of the contract then) are as follows:


                                                                              Returns       Fund
                              One          Five       Ten       From Fund     in VAA*     Inception
                              Year         Years      Years     Inception     and VAB*      Date
                              ----         -----      -----     ---------    ---------    ---------
Ohio National Fund:
Money Market                  -3.14%        3.90%      3.72%         5.94%       5.94%   03/20/1980
Equity                       -15.25%        3.78%      8.09%         8.89%       8.89%   01/14/1971
Bond                           1.45%        4.55%      5.50%         6.94%       6.94%   11/02/1982
Omni                         -19.84%       -0.95%      4.87%         7.24%       7.24%   09/10/1984
S&P 500 Index                -20.11%          N/A        N/A         9.75%      10.03%   01/03/1997
International                -36.19%       -1.86%        N/A         5.27%       5.27%   05/03/1993
International Small Co       -35.91%        2.23%        N/A         4.72%       4.72%   03/31/1995
Capital Appreciation           2.72%       12.12%        N/A        13.24%      13.24%   04/30/1994
Discovery                    -25.09%       11.15%        N/A        16.28%      16.28%   04/30/1994
Aggressive Growth            -38.43%      -10.08%        N/A        -3.88%      -3.88%   03/31/1995
Growth & Income              -19.61%          N/A        N/A        12.38%      12.63%   01/03/1997
Capital Growth               -21.37%          N/A        N/A        19.23%      19.74%   05/01/1998
High Income Bond              -2.66%          N/A        N/A        -2.11%      -1.25%   05/01/1998
Equity Income                -18.61%          N/A        N/A        -2.57%      -1.70%   05/01/1998
Blue Chip                    -11.08%          N/A        N/A        -0.38%       0.44%   05/01/1998
Core Growth                  -46.04%          N/A        N/A         0.39%       0.78%   01/03/1997
Nasdaq-100 Index             -39.26%          N/A        N/A       -46.34%     -41.91%   05/01/2000

Dow Target Variable Fund:
Dow 10, January              -10.38%          N/A        N/A        -1.87%      -0.50%   01/04/1999
Dow 10, February             -11.30%          N/A        N/A         0.37%       1.71%   02/01/1999
Dow 10, March                -11.82%          N/A        N/A        -1.19%       0.24%   03/01/1999
Dow 10, April                 -8.97%          N/A        N/A        -1.23%       0.24%   04/01/1999
Dow 10, May                   -8.39%          N/A        N/A        -4.49%      -2.90%   05/01/1999
Dow 10, June                  -8.19%          N/A        N/A        -6.00%      -4.32%   06/01/1999
Dow 10, July                 -10.24%          N/A        N/A        -6.81%      -5.05%   07/01/1999
Dow 10, August                -9.92%          N/A        N/A        -7.62%      -5.79%   08/01/1999
Dow 10, September            -10.88%          N/A        N/A        -8.21%      -6.31%   09/01/1999
Dow 10, October               -8.46%          N/A        N/A        -2.93%      -1.11%   10/01/1999
Dow 10, November              -8.22%          N/A        N/A        -5.46%      -3.51%   11/01/1999
Dow 10, December              -7.77%          N/A        N/A        -3.39%      -1.42%   12/01/1999
Dow 5, January               -10.16%          N/A        N/A         1.24%       3.69%   01/03/2000
Dow 5, February               -8.33%          N/A        N/A         6.65%       9.09%   02/01/2000
Dow 5, March                 -11.45%          N/A        N/A        12.02%      14.47%   03/01/2000
Dow 5, April                 -17.43%          N/A        N/A         2.57%       5.34%   04/01/2000
Dow 5, May                   -16.07%          N/A        N/A         6.03%       8.89%   05/01/2000
Dow 5, June                  -15.22%          N/A        N/A         0.61%       3.73%   06/01/2000
Dow 5, July                  -12.14%          N/A        N/A         3.62%       6.87%   07/01/2000
Dow 5, August                 -5.02%          N/A        N/A         9.78%      13.15%   08/01/2000
Dow 5, September              -4.56%          N/A        N/A        -7.15%      -5.28%   09/01/1999
Dow 5, October                -3.72%          N/A        N/A        -4.53%      -2.67%   10/01/1999
Dow 5, November               -4.65%          N/A        N/A        -8.37%      -6.35%   11/01/1999
Dow 5, December               -2.59%          N/A        N/A         2.74%       4.59%   12/01/1999

Goldman Sachs Variable
  Insurance Trust
G.S. Growth & Income         -16.15%          N/A        N/A        -2.70%      -7.98%   01/12/1998
G.S. Core U.S. Equity        -18.73%          N/A        N/A         1.66%      -1.84%   02/12/1998
G.S. Capital Growth          -21.23%          N/A        N/A         1.81%       2.58%   04/30/1998

Janus Aspen Series
  Service Shares:
Growth                       -31.57%        7.77%        N/A        10.47%     -30.11%   09/13/1993
Worldwide Growth             -29.31%        9.78%        N/A        14.40%     -29.29%   09/13/1993
Balanced                     -11.76%       13.06%        N/A        13.31%      -8.41%   09/13/1993

J.P. Morgan Series
  Trust II:
Mid Cap Value                    N/A          N/A        N/A         5.01%       5.01%   09/28/2001
Small Company                -14.86%        5.11%        N/A        10.73%      -2.24%   01/03/1995

Lazard Retirement
  Series:
Small Cap                     11.57%          N/A        N/A         7.82%      12.85%   11/04/1997
Emerging Markets             -11.93%          N/A        N/A        -7.79%      -8.25%   11/03/1997

MFS Variable Insurance
  Trust:
Investors Growth Stock       -31.50%          N/A        N/A       -25.09%       4.22%   05/01/2000
Mid Cap Growth               -24.37%          N/A        N/A       -16.60%       6.65%   05/01/2000
New Discovery                -12.10%          N/A        N/A       -10.99%      12.36%   05/01/2000
Total Return                  -6.87%          N/A        N/A         4.29%       0.51%   05/01/2000

PBHG Insurance Series:
Tech & Communications        -58.75%          N/A        N/A         3.94%     -61.59%   04/30/1997

PIMCO Variable Insurance
  Trust:
Real Return                    8.73%          N/A        N/A         9.53%         N/A   09/30/1999
Total Return                   8.82%          N/A        N/A         7.50%         N/A   05/28/1999
Global Bond                      N/A          N/A        N/A           N/A         N/A   01/02/2002

Strong Variable Insurance
  Funds:
Mid Cap Growth II            -37.39%       11.80%        N/A        11.80%       5.34%   12/31/1996
Opportunity II               -10.57%       13.26%        N/A        15.07%       6.05%   05/08/1992

Variable Insurance
  Products Fund:
VIP Contrafund               -19.25%        8.81%        N/A        14.77%     -15.73%   01/31/1995
VIP Mid Cap                  -10.38%          N/A        N/A        22.06%       1.96%   12/31/1998
VIP Growth                   -24.60%       10.02%     12.04%        12.49%     -23.55%   10/31/1986




 *The "Returns in VAA and VAB" are the standardized total returns from the time these Funds were added to VAA or VAB through December 31, 2001. The Goldman Sachs Variable, Janus Aspen Series, and Strong Variable Insurance Funds were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The PIMCO Variable Insurance Trust portfolios were added August 1, 2002.




                                        3

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    Form N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

         Independent Auditors' Report of KPMG LLP dated February 15,
         2002
         Statement of Assets and Contract Owners' Equity, December 31, 2001

         Statements of Operations for the Two Periods Ended December 31, 2001 and 2000

         Statements of Changes in Contract Owners' Equity for the Two Periods Ended December 31, 2001 and 2000
         Notes to Financial Statements, December 31, 2001


The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:

         Independent Auditors' Report of KPMG LLP dated
         February 1, 2002

         Consolidated Balance Sheets, December 31, 2001 and 2000

         Consolidated Statements of Income for the Years Ended December 31, 2001, 2000 and 1999

         Consolidated Statements of Equity for the Years Ended December 31, 2001, 2000 and 1999

         Consolidated Statements of Cash Flows for the Years Ended December 31, 2001, 2000 and 1999

         Notes to Consolidated Financial Statements, December 31, 2001, 2000 and 1999

The following financial information is included in Part A of this Registration
Statement:

         Accumulation Unit Values

Consents of the Following Persons:

         KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

         (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

         (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

         (3) (b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

         (3)(c) (Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).

         (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213).

         (4) Combination Annuity Contract, Form 93-VB-1, was filed as Exhibit (4) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62284).

         (5)(a) Single Purchase Payment Variable Annuity Application, Form V-4891-B, was filed as Exhibit (5)(a) of the Registrant's Form N-4 on April 25, 1996 (File No. 33-62284).

         (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).
         (6) (b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

         (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit
                  (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Individual Underwriting
                                   Operations

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President, Sales Compensation




Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern
                                   Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources & Corporate Services

Michael J. Ferry*                  Vice President, Information Systems

Jerry Grundhofer                   Director
601 Second Avenue, Suite 2906
Minneapolis, Minnesota 55402

Diane S. Hagenbuch*                Vice President, Corporate Relations & Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support


Edward P. Nolan*                  Vice President, Stable Asset Management


Thomas O. Olson*                  Vice President, Chief Underwriting Officer

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Executive Vice President,
                                  Strategic Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

William C. Price*                 Vice President and Counsel

J. Donald Richardson*             Senior Regional Vice President

Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

Michael D. Stohler*               Vice President, Mortgages and Real Estate



Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing

Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

ONE Fund, Inc.                                               Maryland      (more than) 10%
(registered investment company)

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of June 27, 2002, the Registrant's contracts were owned by 6,196 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

         Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and
         (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

         Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law. In addition, Article XII of the Depositor's Code of Regulations states as follows: If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

         The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and                  on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$1,303,064                        None                           None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment no. 9, on April 25, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 17th day of July, 2002.



                             OHIO NATIONAL VARIABLE ACCOUNT B
                                       (Registrant)

                             By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


                             By  /s/ John J. Palmer
                               -------------------------------------------
                               John J. Palmer, Executive Vice President,
                                             Strategic Initiatives

Attest:
       /s/ Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 17th day of July, 2002.


                             THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


                             By /s/ John J. Palmer
                               -----------------------------------------------
                               John J. Palmer, Executive Vice President,
                                         Strategic Initiatives

Attest:


/s/ Ronald L. Benedict
----------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                    Title                         Date
---------                                    -----                         ----
 /s/David B. O'Maley                        Chairman, President,          July 17, 2002
 ---------------------                      Chief Executive Officer
 David B. O'Maley                           and Director


*/s/Jack E. Brown                           Director                      July 17, 2002
 ---------------------
 Jack E. Brown


*/s/William R. Burleigh                     Director                      July 17, 2002
 ---------------------
 William R. Burleigh


*/s/Victoria B. Buyniski Gluckman           Director                      July 17, 2002
 --------------------------------
 Victoria B. Buyniski Gluckman


 ----------------------                     Director
 George E. Castrucci


*/s/Raymond R. Clark                        Director                      July 17, 2002
 ----------------------
 Raymond R. Clark


 /s/Ronald J. Dolan                         Director                      July 17, 2002
 ----------------------
 Ronald J. Dolan


 ----------------------                     Director
 Jerry A. Grundhofer


 ----------------------                     Director
 John W. Hayden

*/s/James F. Orr                            Director                      July 17, 2002
 ----------------------
 James F. Orr


 /s/John J. Palmer                          Director                      July 17, 2002
 ----------------------
 John J. Palmer

 /s/D. Gates Smith                          Director                      July 17, 2002
 ----------------------
 D. Gates Smith




*By /s/ John J. Palmer
-------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                        Page Number in
Exhibit                                                 Sequential
Number        Description                               Numbering System
------        -----------                               ----------------

              Consent of KPMG LLP


                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account B:


We consent to use of our reports for Ohio National Variable Account B dated February 15, 2002 and for The Ohio National Life Insurance Company and subsidiaries dated February 1, 2002 included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 19 to File No. 33-62284.




KPMG LLP
Columbus, Ohio

July 17, 2002